Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Reconciliation between opening and closing balances of financial instruments measured at fair value [Line Items]
Opening balance January 1, 2021	$ 7,731	$ 7,731
Total loss recognized in profit and loss from revaluation of warrants		3,165	$ 2,749	$ 3,271
Conversion of warrants to redeemable convertible preferred shares		10,896
Closing balance June 30, 2021				7,731
Level 3 [Member]
Reconciliation between opening and closing balances of financial instruments measured at fair value [Line Items]
Opening balance January 1, 2021	7,731	$ 7,731
Total loss recognized in profit and loss from revaluation of warrants	3,165
Conversion of warrants to redeemable convertible preferred shares	(10,896)
Closing balance June 30, 2021	$ 0			$ 7,731